Hartford Global Impact Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.68%	12.67%	11.72%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	1.32%	7.11%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	1.16%	6.02%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	1.54%	8.04%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	1.92%	7.99%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.62%	3.01%	9.11%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.97%	2.46%	8.59%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.30%	2.77%	8.85%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	3.09%	9.14%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.73%	3.21%	9.25%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	3.11%	9.20%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.79%	3.21%	9.27%